Description of Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business
Note 1: Description of business
Background and nature of operations
DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.1% of our outstanding shares. The remaining 20.2% of our outstanding shares are held by STIC Special Situation Private Equity Fund (“STIC”, 20.2%) and the remainder by participants in our IPO (12.7%). In 2017, DDI acquired DoubleDown Interactive, LLC (“DDI-US”) from International Gaming Technologies (“IGT”) for approximately $825 million. DDI-US, with its principal place of business located in Seattle, Washington, is our primary revenue-generating entity.
We develop and publish digital gaming content on various mobile and web platforms through our multi-format interactive all-in-one game experience concept. We host DoubleDown Casino, DoubleDown Classic, and DoubleDown Fort Knox within various formats.
Initial Public Offering
On September 2, 2021, DoubleDown Interactive Co., Ltd. completed its initial public offering (the “Offering”) of 6,316,000 American Depositary Shares (the “ADSs”), each representing 0.05 share of a common share, with par value of
KRW
10,000
per share, of the Company, at a price to the public of $
18.00
per ADS, before underwriting discounts and commissions. The number of ADSs sold by the Company was
5,263,000
, and the number of ADSs sold by STIC Special Situation Diamond Limited, the selling shareholder in the Offering (the “Selling Shareholder”), was
1,053,000
. The net proceeds to DDI from this offering was approximately $
86.0
million, after deducting the underwriting discounts and commissions and the offering expenses in the aggregate of approximately $
8.7
million payable by us.
Prior to this offering, there has been no public market for our common shares or ADSs. The ADSs trade on the NASDAQ Stock Market (“NASDAQ”) under the symbol “DDI.”
Acquisition of Double8 Games Co., Ltd. (“Double8 Games”)
On February 25, 2020, we completed the acquisition of Double8 Games Co., Ltd. (“Double8 Games”) from DoubleU Games in exchange for KRW2.3 billion. Double8 Games is based in Seoul, Korea, with the primary business of developing digital gaming content for international markets. The acquisition was considered a business combination among entities under common control and, therefore, the transfer of net assets was recorded at their carrying value with all financial information prior to the acquisition adjusted for comparability.
Assets acquired and liabilities assumed primarily consist of working capital items, including a right of use asset and lease obligation. The difference between the cash paid and carrying value of the net assets received was recorded as a capital investment from parent.
Acquisition of SuprNation AB (“SuprNation”)
On October 31, 2023, the Company closed its previously announced acquisition of iGaming operator, SuprNation AB (“SuprNation”), for a total cash consideration €34.3 million (or approximately $36.5 million based on an exchange rate of €1 = $1.064 as of October 27, 2023). The acquisition diversifies the digital games categories that the Company addresses with the addition of three real-money iGaming sites in Western Europe. Following the closing, SuprNation AB is now a direct, wholly-owned subsidiary of DDI-US.

Capital Reserve Reallocation
On August 30, 2022 it was announced that a special board of directors meeting convened on August 26, 2022 which resulted in the approval of the reduction of the Company’s capital reserve in the amount of
KRW
70,000,000,000 pursuant to Article 461-2 of the Korean Commercial Code.
On December 28, 2022 it was announced that a special board of directors meeting convened on December 28, 2022 which resulted in the approval of the reduction of the Company’s capital reserve in the amount of
KRW
330,000,000,000 pursuant to Article 461-2 of the Korean Commercial Code.